401(k) Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
401(k) Plan
401(k) Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $898 thousand, $658 thousand and $424 thousand, for the years ended December 31, 2018, 2017 and 2016, respectively.